LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Loss Per Share Calculation

Loss per share is calculated as follows:

	For the year ended December 31, 2010	For the year ended December 31, 2011	For the year ended December 31, 2012	For the year ended December 31, 2012
	RMB	RMB	RMB	US$
				(Note 3)
Numerator:
Net loss attributable to ordinary shareholders	(499,611,594)	(284,329,931)	(514,002,092)	(82,503,025)

Denominator:
Denominator for basic and diluted loss per share – weighted-average shares outstanding	25,121,679	24,956,197	24,494,046	24,494,046

Loss per share—Basic and diluted	(19.89)	(11.39)	(20.98)	(3.37)